Class A
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Prime Obligations Fund’s objective is to seek maximum current income to the extent consistent with the preservation of capital and maintenance of liquidity.
Expense [Heading]	Fees and Expenses
Expense Narrative [Text Block]	The following tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]
Shareholder Fees (fees paid directly from your investment)	Class A

Shareholder Fees [Table]
Shareholder Fees	First American Prime Obligations Fund Class A USD ($)
Maximum Sales Charge (Load)	none
Maximum Deferred Sales Charge (Load)	none
Annual Low Balance Account Fee (for accounts under $2,500)	$ 15

Operating Expenses Caption [Text]
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses	First American Prime Obligations Fund Class A
Management Fees	0.10%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses: Shareholder Servicing Fee	0.25%
Other Expenses: Miscellaneous	0.20%
Total Annual Fund Operating Expenses	0.80%
Less Fee Waivers	(0.05%)	[1]
Net Expenses	0.75%	[1]
[1]	The advisor has contractually agreed to waive fees and reimburse other fund expenses through October 31, 2016, so that total annual fund operating expenses, after waivers, do not exceed 0.75%. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2016 at the discretion of the advisor. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund's board of directors.

Expense Example [Heading]	Example:
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]
Class A

Expense Example, With Redemption [Table]
Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
First American Prime Obligations Fund | Class A | USD ($)	77	250	439	985

Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Prime Obligations Fund invests in high-quality short-term debt obligations, including:

•	commercial paper;
•	U.S. dollar-denominated obligations of domestic and foreign banks with total assets of at least $500 million (including fixed and variable rate certificates of deposit, time deposits, and bankers’ acceptances);
•	non-convertible corporate debt securities;
•	securities issued by the U.S. government or one of its agencies or instrumentalities;
•	municipal securities, including variable rate demand notes, commercial paper, and municipal notes and other short-term municipal obligations;
•	loan participation interests; and
•	repurchase agreements.

When selecting securities for the fund, the portfolio managers first consider general economic factors, market conditions, and the short-term interest rate environment in determining what types of short-term instruments to purchase. The portfolio managers then select the specific instruments to be purchased. Generally, the portfolio managers buy and hold securities until their maturities. However, the portfolio managers may sell securities for a variety of reasons, such as to adjust the portfolio’s average maturity, credit, liquidity or yield metrics.

Under normal market conditions, portfolio managers will only purchase (and hold) securities in the fund if they are rated in the top short-term rating category, for example, a rating of A-1 or a rating of Prime-1. If the rating of a security is reduced below the top short-term rating category after purchase, portfolio managers will make every attempt to sell the security, unless they have determined that it would not be in the best interest of the fund to dispose of the security at that time and, where necessary, have obtained the approval of the fund’s board of directors to continue to hold the security.

Risk [Heading]	Principal Risks
Risk Narrative [Text Block]

An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Principal risks of investing in this fund include:

Credit Risk — The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.

Foreign Security Risk — Securities of foreign issuers, even when dollar denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers.

Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates.

Interest Rate Risk — The value of your investment might decline because of a sharp rise in interest rates that causes the value of the fund’s portfolio holdings to fall.

Liquidity Risk — The fund may not be able to sell a security in a timely manner or at a desired price, or may be unable to sell the security at all, because of a lack of demand in the market for the security, or a liquidity provider defaults on its obligation to purchase the security when properly tendered by the fund.

Municipal Security Risk — The value of municipal securities owned by the fund may be adversely affected by future changes in federal income tax laws, including rate reductions or the imposition of a flat tax, and adverse changes in the financial conditions of municipal securities issuers.

Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss.

Repurchase Agreement Risk — If the seller of a repurchase agreement defaults on its obligation to repurchase securities from the fund, the fund may incur costs in disposing of the securities purchased and may experience losses if the proceeds from the sale of the securities are less than the full repurchase price. Securities purchased by the fund under a repurchase agreement may include securities that the fund is not otherwise permitted to purchase directly, such as long-term government bonds, investment grade corporate bonds and equity securities. The value of these securities may be more volatile or less liquid than the securities the fund is permitted to purchase directly, which increases the risk that the fund will be unable to recover fully in the event of the seller’s default.

Variable Rate Demand Note (VRDN) Risk — Investments in VRDNs involve credit risk with respect to the issuer or financial institution providing the fund with the credit and liquidity support for the unconditional put option. While the fund invests only in VRDNs of high quality issuers, or which are supported by high quality financial institutions, it is still possible that an issuer or financial institution could default on its obligations.

Bar Chart and Performance Table [Heading]	Fund Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund’s past performance is not necessarily an indication of how the fund will perform in the future. Updated performance information is available online at firstamericanfunds.com or by calling 800 677-3863.

Bar Chart Narrative [Text Block]	The bar chart shows you the variability of the fund’s performance from year to year.
Bar Chart [Heading]	ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR[1]
Bar Chart [Table]
Bar Chart Footnotes [Text Block]	Total return for the period 1/1/15 through 9/30/15 was 0.01%.
Highest Quarterly Return, Label
Best Quarter:
Quarter ended September 30, 2007

Highest Quarterly Return	1.17%
Lowest Quarterly Return, Label
Worst Quarter:
Quarter ended December 31, 2014*

* Most recent quarter with this return during the period of the chart.

Lowest Quarterly Return	none
Performance Table Heading
AVERAGE ANNUAL TOTAL RETURNS
AS OF 12/31/14

Performance Table Narrative	The table illustrates the fund’s average annual total returns over the time periods indicated.
Performance [Table]
Average Annual Total Returns	1 Year	5 Years	10 Years	Inception Date
First American Prime Obligations Fund | Class A	0.02%	none	1.37%	Sep. 24, 2001

Class D
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Prime Obligations Fund’s objective is to seek maximum current income to the extent consistent with the preservation of capital and maintenance of liquidity.
Expense [Heading]	Fees and Expenses
Expense Narrative [Text Block]	The following tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]
Shareholder Fees (fees paid directly from your investment)	Class D

Shareholder Fees [Table]
Shareholder Fees	First American Prime Obligations Fund Class D
Maximum Sales Charge (Load)	none
Maximum Deferred Sales Charge (Load)	none

Operating Expenses Caption [Text]
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses	First American Prime Obligations Fund Class D
Management Fees	0.10%
Distribution and/or Service (12b-1) Fees	0.15%
Other Expenses: Shareholder Servicing Fee	0.25%
Other Expenses: Miscellaneous	0.15%
Total Annual Fund Operating Expenses	0.65%
Less Fee Waivers	(0.05%)	[1]
Net Expenses	0.60%	[1]
[1]	The advisor has contractually agreed to waive fees and reimburse other fund expenses through October 31, 2016, so that total annual fund operating expenses, after waivers, do not exceed 0.60%. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2016 at the discretion of the advisor. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund's board of directors.

Expense Example [Heading]	Example:
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]
Class D

Expense Example, With Redemption [Table]
Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
First American Prime Obligations Fund | Class D | USD ($)	61	203	357	806

Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Prime Obligations Fund invests in high-quality short-term debt obligations, including:

•	commercial paper;
•	U.S. dollar-denominated obligations of domestic and foreign banks with total assets of at least $500 million (including fixed and variable rate certificates of deposit, time deposits, and bankers’ acceptances);
•	non-convertible corporate debt securities;
•	securities issued by the U.S. government or one of its agencies or instrumentalities;
•	municipal securities, including variable rate demand notes, commercial paper, and municipal notes and other short-term municipal obligations;
•	loan participation interests; and
•	repurchase agreements.

When selecting securities for the fund, the portfolio managers first consider general economic factors, market conditions, and the short-term interest rate environment in determining what types of short-term instruments to purchase. The portfolio managers then select the specific instruments to be purchased. Generally, the portfolio managers buy and hold securities until their maturities. However, the portfolio managers may sell securities for a variety of reasons, such as to adjust the portfolio’s average maturity, credit, liquidity or yield metrics.

Under normal market conditions, portfolio managers will only purchase (and hold) securities in the fund if they are rated in the top short-term rating category, for example, a rating of A-1 or a rating of Prime-1. If the rating of a security is reduced below the top short-term rating category after purchase, portfolio managers will make every attempt to sell the security, unless they have determined that it would not be in the best interest of the fund to dispose of the security at that time and, where necessary, have obtained the approval of the fund’s board of directors to continue to hold the security.

Risk [Heading]	Principal Risks
Risk Narrative [Text Block]

An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Principal risks of investing in this fund include:

Credit Risk — The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.

Foreign Security Risk — Securities of foreign issuers, even when dollar denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers.

Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates.

Interest Rate Risk — The value of your investment might decline because of a sharp rise in interest rates that causes the value of the fund’s portfolio holdings to fall.

Liquidity Risk — The fund may not be able to sell a security in a timely manner or at a desired price, or may be unable to sell the security at all, because of a lack of demand in the market for the security, or a liquidity provider defaults on its obligation to purchase the security when properly tendered by the fund.

Municipal Security Risk — The value of municipal securities owned by the fund may be adversely affected by future changes in federal income tax laws, including rate reductions or the imposition of a flat tax, and adverse changes in the financial conditions of municipal securities issuers.

Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss.

Repurchase Agreement Risk — If the seller of a repurchase agreement defaults on its obligation to repurchase securities from the fund, the fund may incur costs in disposing of the securities purchased and may experience losses if the proceeds from the sale of the securities are less than the full repurchase price. Securities purchased by the fund under a repurchase agreement may include securities that the fund is not otherwise permitted to purchase directly, such as long-term government bonds, investment grade corporate bonds and equity securities. The value of these securities may be more volatile or less liquid than the securities the fund is permitted to purchase directly, which increases the risk that the fund will be unable to recover fully in the event of the seller’s default.

Variable Rate Demand Note (VRDN) Risk — Investments in VRDNs involve credit risk with respect to the issuer or financial institution providing the fund with the credit and liquidity support for the unconditional put option. While the fund invests only in VRDNs of high quality issuers, or which are supported by high quality financial institutions, it is still possible that an issuer or financial institution could default on its obligations.

Bar Chart and Performance Table [Heading]	Fund Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund’s past performance is not necessarily an indication of how the fund will perform in the future. Updated performance information is available online at firstamericanfunds.com or by calling 800 677-3863.

Bar Chart Narrative [Text Block]	The bar chart shows you the variability of the fund’s performance from year to year.
Bar Chart [Heading]	ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR[1]
Bar Chart [Table]
Bar Chart Footnotes [Text Block]	Total return for the period 1/1/15 through 9/30/15 was 0.01%.
Highest Quarterly Return, Label
Best Quarter:
Quarter ended September 30, 2007

Highest Quarterly Return	1.21%
Lowest Quarterly Return, Label
Worst Quarter:
Quarter ended December 31, 2014*

* Most recent quarter with this return during the period of the chart.

Lowest Quarterly Return	none
Performance Table Heading
AVERAGE ANNUAL TOTAL RETURNS
AS OF 12/31/14

Performance Table Narrative	The table illustrates the fund’s average annual total returns over the time periods indicated.
Performance [Table]
Average Annual Total Returns	1 Year	5 Years	10 Years	Inception Date
First American Prime Obligations Fund | Class D	0.02%	none	1.44%	Jan. 24, 1995

Class I
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Prime Obligations Fund’s objective is to seek maximum current income to the extent consistent with the preservation of capital and maintenance of liquidity.
Expense [Heading]	Fees and Expenses
Expense Narrative [Text Block]	The following tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]
Shareholder Fees (fees paid directly from your investment)	Class I

Shareholder Fees [Table]
Shareholder Fees	First American Prime Obligations Fund Class I
Maximum Sales Charge (Load)	none
Maximum Deferred Sales Charge (Load)	none

Operating Expenses Caption [Text]
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses	First American Prime Obligations Fund Class I
Management Fees	0.10%
Distribution and/or Service (12b-1) Fees	none
Other Expenses: Shareholder Servicing Fee	0.20%
Other Expenses: Miscellaneous	0.15%
Total Annual Fund Operating Expenses	0.45%
Less Fee Waivers	(0.05%)	[1]
Net Expenses	0.40%	[1]
[1]	The advisor has contractually agreed to waive fees and reimburse other fund expenses through October 31, 2016, so that total annual fund operating expenses, after waivers, do not exceed 0.40%. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2016 at the discretion of the advisor. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund's board of directors.

Expense Example [Heading]	Example:
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]
Class I

Expense Example, With Redemption [Table]
Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
First American Prime Obligations Fund | Class I | USD ($)	41	139	247	562

Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Prime Obligations Fund invests in high-quality short-term debt obligations, including:

•	commercial paper;
•	U.S. dollar-denominated obligations of domestic and foreign banks with total assets of at least $500 million (including fixed and variable rate certificates of deposit, time deposits, and bankers’ acceptances);
•	non-convertible corporate debt securities;
•	securities issued by the U.S. government or one of its agencies or instrumentalities;
•	municipal securities, including variable rate demand notes, commercial paper, and municipal notes and other short-term municipal obligations;
•	loan participation interests; and
•	repurchase agreements.

When selecting securities for the fund, the portfolio managers first consider general economic factors, market conditions, and the short-term interest rate environment in determining what types of short-term instruments to purchase. The portfolio managers then select the specific instruments to be purchased. Generally, the portfolio managers buy and hold securities until their maturities. However, the portfolio managers may sell securities for a variety of reasons, such as to adjust the portfolio’s average maturity, credit, liquidity or yield metrics.

Under normal market conditions, portfolio managers will only purchase (and hold) securities in the fund if they are rated in the top short-term rating category, for example, a rating of A-1 or a rating of Prime-1. If the rating of a security is reduced below the top short-term rating category after purchase, portfolio managers will make every attempt to sell the security, unless they have determined that it would not be in the best interest of the fund to dispose of the security at that time and, where necessary, have obtained the approval of the fund’s board of directors to continue to hold the security.

Risk [Heading]	Principal Risks
Risk Narrative [Text Block]

An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Principal risks of investing in this fund include:

Credit Risk — The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.

Foreign Security Risk — Securities of foreign issuers, even when dollar denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers.

Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates.

Interest Rate Risk — The value of your investment might decline because of a sharp rise in interest rates that causes the value of the fund’s portfolio holdings to fall.

Liquidity Risk — The fund may not be able to sell a security in a timely manner or at a desired price, or may be unable to sell the security at all, because of a lack of demand in the market for the security, or a liquidity provider defaults on its obligation to purchase the security when properly tendered by the fund.

Municipal Security Risk — The value of municipal securities owned by the fund may be adversely affected by future changes in federal income tax laws, including rate reductions or the imposition of a flat tax, and adverse changes in the financial conditions of municipal securities issuers.

Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss.

Repurchase Agreement Risk — If the seller of a repurchase agreement defaults on its obligation to repurchase securities from the fund, the fund may incur costs in disposing of the securities purchased and may experience losses if the proceeds from the sale of the securities are less than the full repurchase price. Securities purchased by the fund under a repurchase agreement may include securities that the fund is not otherwise permitted to purchase directly, such as long-term government bonds, investment grade corporate bonds and equity securities. The value of these securities may be more volatile or less liquid than the securities the fund is permitted to purchase directly, which increases the risk that the fund will be unable to recover fully in the event of the seller’s default.

Variable Rate Demand Note (VRDN) Risk — Investments in VRDNs involve credit risk with respect to the issuer or financial institution providing the fund with the credit and liquidity support for the unconditional put option. While the fund invests only in VRDNs of high quality issuers, or which are supported by high quality financial institutions, it is still possible that an issuer or financial institution could default on its obligations.

Bar Chart and Performance Table [Heading]	Fund Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund’s past performance is not necessarily an indication of how the fund will perform in the future. Updated performance information is available online at firstamericanfunds.com or by calling 800 677-3863.

Bar Chart Narrative [Text Block]	The bar chart shows you the variability of the fund’s performance from year to year.
Bar Chart [Heading]	ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR[1]
Bar Chart [Table]
Bar Chart Footnotes [Text Block]	Total return for the period 1/1/15 through 9/30/15 was 0.01%.
Highest Quarterly Return, Label
Best Quarter:
Quarter ended September 30, 2007

Highest Quarterly Return	1.27%
Lowest Quarterly Return, Label
Worst Quarter:
Quarter ended December 31, 2014*

* Most recent quarter with this return during the period of the chart.

Lowest Quarterly Return	none
Performance Table Heading
AVERAGE ANNUAL TOTAL RETURNS
AS OF 12/31/14

Performance Table Narrative	The table illustrates the fund’s average annual total returns over the time periods indicated.
Performance [Table]
Average Annual Total Returns	1 Year	5 Years	10 Years	Inception Date
First American Prime Obligations Fund | Class I	0.02%	none	1.54%	Sep. 24, 2001

Class Y
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Prime Obligations Fund’s objective is to seek maximum current income to the extent consistent with the preservation of capital and maintenance of liquidity.
Expense [Heading]	Fees and Expenses
Expense Narrative [Text Block]	The following tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]
Shareholder Fees (fees paid directly from your investment)	Class Y

Shareholder Fees [Table]
Shareholder Fees	First American Prime Obligations Fund Class Y
Maximum Sales Charge (Load)	none
Maximum Deferred Sales Charge (Load)	none

Operating Expenses Caption [Text]
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses	First American Prime Obligations Fund Class Y
Management Fees	0.10%
Distribution and/or Service (12b-1) Fees	none
Other Expenses: Shareholder Servicing Fee	0.25%
Other Expenses: Miscellaneous	0.15%
Total Annual Fund Operating Expenses	0.50%
Less Fee Waivers	(0.05%)	[1]
Net Expenses	0.45%	[1]
[1]	The advisor has contractually agreed to waive fees and reimburse other fund expenses through October 31, 2016, so that total annual fund operating expenses, after waivers, do not exceed 0.45%. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2016 at the discretion of the advisor. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund's board of directors.

Expense Example [Heading]	Example:
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]
Class Y

Expense Example, With Redemption [Table]
Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
First American Prime Obligations Fund | Class Y | USD ($)	46	155	275	623

Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Prime Obligations Fund invests in high-quality short-term debt obligations, including:

•	commercial paper;
•	U.S. dollar-denominated obligations of domestic and foreign banks with total assets of at least $500 million (including fixed and variable rate certificates of deposit, time deposits, and bankers’ acceptances);
•	non-convertible corporate debt securities;
•	securities issued by the U.S. government or one of its agencies or instrumentalities;
•	municipal securities, including variable rate demand notes, commercial paper, and municipal notes and other short-term municipal obligations;
•	loan participation interests; and
•	repurchase agreements.

When selecting securities for the fund, the portfolio managers first consider general economic factors, market conditions, and the short-term interest rate environment in determining what types of short-term instruments to purchase. The portfolio managers then select the specific instruments to be purchased. Generally, the portfolio managers buy and hold securities until their maturities. However, the portfolio managers may sell securities for a variety of reasons, such as to adjust the portfolio’s average maturity, credit, liquidity or yield metrics.

Under normal market conditions, portfolio managers will only purchase (and hold) securities in the fund if they are rated in the top short-term rating category, for example, a rating of A-1 or a rating of Prime-1. If the rating of a security is reduced below the top short-term rating category after purchase, portfolio managers will make every attempt to sell the security, unless they have determined that it would not be in the best interest of the fund to dispose of the security at that time and, where necessary, have obtained the approval of the fund’s board of directors to continue to hold the security.

Risk [Heading]	Principal Risks
Risk Narrative [Text Block]

An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Principal risks of investing in this fund include:

Credit Risk — The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.

Foreign Security Risk — Securities of foreign issuers, even when dollar denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers.

Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates.

Interest Rate Risk — The value of your investment might decline because of a sharp rise in interest rates that causes the value of the fund’s portfolio holdings to fall.

Liquidity Risk — The fund may not be able to sell a security in a timely manner or at a desired price, or may be unable to sell the security at all, because of a lack of demand in the market for the security, or a liquidity provider defaults on its obligation to purchase the security when properly tendered by the fund.

Municipal Security Risk — The value of municipal securities owned by the fund may be adversely affected by future changes in federal income tax laws, including rate reductions or the imposition of a flat tax, and adverse changes in the financial conditions of municipal securities issuers.

Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss.

Repurchase Agreement Risk — If the seller of a repurchase agreement defaults on its obligation to repurchase securities from the fund, the fund may incur costs in disposing of the securities purchased and may experience losses if the proceeds from the sale of the securities are less than the full repurchase price. Securities purchased by the fund under a repurchase agreement may include securities that the fund is not otherwise permitted to purchase directly, such as long-term government bonds, investment grade corporate bonds and equity securities. The value of these securities may be more volatile or less liquid than the securities the fund is permitted to purchase directly, which increases the risk that the fund will be unable to recover fully in the event of the seller’s default.

Variable Rate Demand Note (VRDN) Risk — Investments in VRDNs involve credit risk with respect to the issuer or financial institution providing the fund with the credit and liquidity support for the unconditional put option. While the fund invests only in VRDNs of high quality issuers, or which are supported by high quality financial institutions, it is still possible that an issuer or financial institution could default on its obligations.

Bar Chart and Performance Table [Heading]	Fund Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund’s past performance is not necessarily an indication of how the fund will perform in the future. Updated performance information is available online at firstamericanfunds.com or by calling 800 677-3863.

Bar Chart Narrative [Text Block]	The bar chart shows you the variability of the fund’s performance from year to year.
Bar Chart [Heading]	ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR[1]
Bar Chart [Table]
Bar Chart Footnotes [Text Block]	Total return for the period 1/1/15 through 9/30/15 was 0.01%.
Highest Quarterly Return, Label
Best Quarter:
Quarter ended September 30, 2007

Highest Quarterly Return	1.25%
Lowest Quarterly Return, Label
Worst Quarter:
Quarter ended December 31, 2014*

* Most recent quarter with this return during the period of the chart.

Lowest Quarterly Return	none
Performance Table Heading
AVERAGE ANNUAL TOTAL RETURNS
AS OF 12/31/14

Performance Table Narrative	The table illustrates the fund’s average annual total returns over the time periods indicated.
Performance [Table]
Average Annual Total Returns	1 Year	5 Years	10 Years	Inception Date
First American Prime Obligations Fund | Class Y	0.02%	none	1.51%	Mar. 01, 1990

Class Z
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Prime Obligations Fund’s objective is to seek maximum current income to the extent consistent with the preservation of capital and maintenance of liquidity.
Expense [Heading]	Fees and Expenses
Expense Narrative [Text Block]	The following tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]
Shareholder Fees (fees paid directly from your investment)	Class Z

Shareholder Fees [Table]
Shareholder Fees	First American Prime Obligations Fund Class Z
Maximum Sales Charge (Load)	none
Maximum Deferred Sales Charge (Load)	none

Operating Expenses Caption [Text]
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses	First American Prime Obligations Fund Class Z
Management Fees	0.10%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.14%
Total Annual Fund Operating Expenses	0.24%
Less Fee Waivers	(0.04%)	[1]
Net Expenses	0.20%	[1]
[1]	The advisor has contractually agreed to waive fees and reimburse other fund expenses through October 31, 2016, so that total annual fund operating expenses, after waivers, do not exceed 0.20%. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2016, at the discretion of the advisor. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund's board of directors.

Expense Example [Heading]	Example:
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]
Class Z

Expense Example, With Redemption [Table]
Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
First American Prime Obligations Fund | Class Z | USD ($)	20	73	131	302

Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Prime Obligations Fund invests in high-quality short-term debt obligations, including:

•	commercial paper;
•	U.S. dollar-denominated obligations of domestic and foreign banks with total assets of at least $500 million (including fixed and variable rate certificates of deposit, time deposits, and bankers’ acceptances);
•	non-convertible corporate debt securities;
•	securities issued by the U.S. government or one of its agencies or instrumentalities;
•	municipal securities, including variable rate demand notes, commercial paper, and municipal notes and other short-term municipal obligations;
•	loan participation interests; and
•	repurchase agreements.

When selecting securities for the fund, the portfolio managers first consider general economic factors, market conditions, and the short-term interest rate environment in determining what types of short-term instruments to purchase. The portfolio managers then select the specific instruments to be purchased. Generally, the portfolio managers buy and hold securities until their maturities. However, the portfolio managers may sell securities for a variety of reasons, such as to adjust the portfolio’s average maturity, credit, liquidity or yield metrics.

Under normal market conditions, portfolio managers will only purchase (and hold) securities in the fund if they are rated in the top short-term rating category, for example, a rating of A-1 or a rating of Prime-1. If the rating of a security is reduced below the top short-term rating category after purchase, portfolio managers will make every attempt to sell the security, unless they have determined that it would not be in the best interest of the fund to dispose of the security at that time and, where necessary, have obtained the approval of the fund’s board of directors to continue to hold the security.

Risk [Heading]	Principal Risks
Risk Narrative [Text Block]

An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Principal risks of investing in this fund include:

Credit Risk — The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.

Foreign Security Risk — Securities of foreign issuers, even when dollar denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers.

Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates.

Interest Rate Risk — The value of your investment might decline because of a sharp rise in interest rates that causes the value of the fund’s portfolio holdings to fall.

Liquidity Risk — The fund may not be able to sell a security in a timely manner or at a desired price, or may be unable to sell the security at all, because of a lack of demand in the market for the security, or a liquidity provider defaults on its obligation to purchase the security when properly tendered by the fund.

Municipal Security Risk — The value of municipal securities owned by the fund may be adversely affected by future changes in federal income tax laws, including rate reductions or the imposition of a flat tax, and adverse changes in the financial conditions of municipal securities issuers.

Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss.

Repurchase Agreement Risk — If the seller of a repurchase agreement defaults on its obligation to repurchase securities from the fund, the fund may incur costs in disposing of the securities purchased and may experience losses if the proceeds from the sale of the securities are less than the full repurchase price. Securities purchased by the fund under a repurchase agreement may include securities that the fund is not otherwise permitted to purchase directly, such as long-term government bonds, investment grade corporate bonds and equity securities. The value of these securities may be more volatile or less liquid than the securities the fund is permitted to purchase directly, which increases the risk that the fund will be unable to recover fully in the event of the seller’s default.

Variable Rate Demand Note (VRDN) Risk — Investments in VRDNs involve credit risk with respect to the issuer or financial institution providing the fund with the credit and liquidity support for the unconditional put option. While the fund invests only in VRDNs of high quality issuers, or which are supported by high quality financial institutions, it is still possible that an issuer or financial institution could default on its obligations.

Bar Chart and Performance Table [Heading]	Fund Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund’s past performance is not necessarily an indication of how the fund will perform in the future. Updated performance information is available online at firstamericanfunds.com or by calling 800 677-3863.

Bar Chart Narrative [Text Block]	The bar chart shows you the variability of the fund’s performance from year to year.
Bar Chart [Heading]	ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR[1]
Bar Chart [Table]
Bar Chart Footnotes [Text Block]	Total return for the period 1/1/15 through 9/30/15 was 0.02%.
Highest Quarterly Return, Label
Best Quarter:
Quarter ended September 30, 2007

Highest Quarterly Return	1.32%
Lowest Quarterly Return, Label
Worst Quarter:
Quarter ended December 31, 2014*

* Most recent quarter with this return during the period of the chart.

Lowest Quarterly Return	none
Performance Table Heading
AVERAGE ANNUAL TOTAL RETURNS
AS OF 12/31/14

Performance Table Narrative	The table illustrates the fund’s average annual total returns over the time periods indicated.
Performance [Table]
Average Annual Total Returns	1 Year	5 Years	10 Years	Inception Date
First American Prime Obligations Fund | Class Z	0.02%	0.05%	1.67%	Aug. 01, 2003

Institutional Investor Class
Prospectus [Line Items]
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	Prime Obligations Fund’s objective is to seek maximum current income to the extent consistent with the preservation of capital and maintenance of liquidity.
Expense [Heading]	Fees and Expenses
Expense Narrative [Text Block]	The following tables describe the fees and expenses that you may pay if you buy and hold shares of the fund.
Shareholder Fees Caption [Text]
Shareholder Fees (fees paid directly from your investment)	Institutional Investor

Shareholder Fees [Table]
Shareholder Fees	First American Prime Obligations Fund Institutional Investor Class
Maximum Sales Charge (Load)	none
Maximum Deferred Sales Charge (Load)	none

Operating Expenses Caption [Text]
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

Annual Fund Operating Expenses [Table]
Annual Fund Operating Expenses	First American Prime Obligations Fund Institutional Investor Class
Management Fees	0.10%
Distribution and/or Service (12b-1) Fees	none
Other Expenses: Shareholder Servicing Fee	0.10%
Other Expenses: Miscellaneous	0.15%
Total Annual Fund Operating Expenses	0.35%
Less Fee Waivers	(0.05%)	[1]
Net Expenses	0.30%	[1]
[1]	The advisor has contractually agreed to waive fees and reimburse other fund expenses through October 31, 2016, so that total annual fund operating expenses, after waivers, do not exceed 0.30%. These fee waivers and expense reimbursements may be terminated at any time after October 31, 2016 at the discretion of the advisor. Prior to that time, such waivers and reimbursements may not be terminated without the approval of the fund's board of directors.

Expense Example [Heading]	Example:
Expense Example Narrative [Text Block]

This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and the fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example by, Year, Caption [Text]
Institutional Investor

Expense Example, With Redemption [Table]
Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
First American Prime Obligations Fund | Institutional Investor Class | USD ($)	31	107	191	438

Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Prime Obligations Fund invests in high-quality short-term debt obligations, including:

•	commercial paper;
•	U.S. dollar-denominated obligations of domestic and foreign banks with total assets of at least $500 million (including fixed and variable rate certificates of deposit, time deposits, and bankers’ acceptances);
•	non-convertible corporate debt securities;
•	securities issued by the U.S. government or one of its agencies or instrumentalities;
•	municipal securities, including variable rate demand notes, commercial paper, and municipal notes and other short-term municipal obligations;
•	loan participation interests; and
•	repurchase agreements.

When selecting securities for the fund, the portfolio managers first consider general economic factors, market conditions, and the short-term interest rate environment in determining what types of short-term instruments to purchase. The portfolio managers then select the specific instruments to be purchased. Generally, the portfolio managers buy and hold securities until their maturities. However, the portfolio managers may sell securities for a variety of reasons, such as to adjust the portfolio’s average maturity, credit, liquidity or yield metrics.

Under normal market conditions, portfolio managers will only purchase (and hold) securities in the fund if they are rated in the top short-term rating category, for example, a rating of A-1 or a rating of Prime-1. If the rating of a security is reduced below the top short-term rating category after purchase, portfolio managers will make every attempt to sell the security, unless they have determined that it would not be in the best interest of the fund to dispose of the security at that time and, where necessary, have obtained the approval of the fund’s board of directors to continue to hold the security.

Risk [Heading]	Principal Risks
Risk Narrative [Text Block]

An investment in the fund is not a deposit of U.S. Bank National Association and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Principal risks of investing in this fund include:

Credit Risk — The value of your investment might decline if the issuer of an obligation held by the fund defaults on the obligation or has its credit rating downgraded.

Foreign Security Risk — Securities of foreign issuers, even when dollar denominated and publicly traded in the United States, may involve risks not associated with the securities of domestic issuers.

Income Risk — The level of income you receive from the fund will be affected by movements in short-term interest rates.

Interest Rate Risk — The value of your investment might decline because of a sharp rise in interest rates that causes the value of the fund’s portfolio holdings to fall.

Liquidity Risk — The fund may not be able to sell a security in a timely manner or at a desired price, or may be unable to sell the security at all, because of a lack of demand in the market for the security, or a liquidity provider defaults on its obligation to purchase the security when properly tendered by the fund.

Municipal Security Risk — The value of municipal securities owned by the fund may be adversely affected by future changes in federal income tax laws, including rate reductions or the imposition of a flat tax, and adverse changes in the financial conditions of municipal securities issuers.

Redemption Risk — If there are unexpectedly high redemptions of fund shares, the fund might have to sell portfolio securities prior to their maturity, possibly at a loss.

Repurchase Agreement Risk — If the seller of a repurchase agreement defaults on its obligation to repurchase securities from the fund, the fund may incur costs in disposing of the securities purchased and may experience losses if the proceeds from the sale of the securities are less than the full repurchase price. Securities purchased by the fund under a repurchase agreement may include securities that the fund is not otherwise permitted to purchase directly, such as long-term government bonds, investment grade corporate bonds and equity securities. The value of these securities may be more volatile or less liquid than the securities the fund is permitted to purchase directly, which increases the risk that the fund will be unable to recover fully in the event of the seller’s default.

Variable Rate Demand Note (VRDN) Risk — Investments in VRDNs involve credit risk with respect to the issuer or financial institution providing the fund with the credit and liquidity support for the unconditional put option. While the fund invests only in VRDNs of high quality issuers, or which are supported by high quality financial institutions, it is still possible that an issuer or financial institution could default on its obligations.

Bar Chart and Performance Table [Heading]	Fund Performance
Performance Narrative [Text Block]

The following bar chart and table provide some indication of the potential risks of investing in the fund. The fund’s past performance is not necessarily an indication of how the fund will perform in the future. Updated performance information is available online at firstamericanfunds.com or by calling 800 677-3863.

Bar Chart Narrative [Text Block]	The bar chart shows you the variability of the fund’s performance from year to year.
Bar Chart [Heading]	ANNUAL TOTAL RETURNS AS OF 12/31 EACH YEAR[1]
Bar Chart [Table]
Bar Chart Footnotes [Text Block]	Total return for the period 1/1/15 through 9/30/15 was 0.01%.
Highest Quarterly Return, Label
Best Quarter:
Quarter ended September 30, 2007

Highest Quarterly Return	1.29%
Lowest Quarterly Return, Label
Worst Quarter:
Quarter ended December 31, 2014*

* Most recent quarter with this return during the period of the chart.

Lowest Quarterly Return	none
Performance Table Heading
AVERAGE ANNUAL TOTAL RETURNS
AS OF 12/31/14

Performance Table Narrative	The table illustrates the fund’s average annual total returns over the time periods indicated.
Performance [Table]
Average Annual Total Returns	1 Year	5 Years	Since Inception	Inception Date
First American Prime Obligations Fund | Institutional Investor Class	0.02%	0.01%	1.36%	Mar. 31, 2006